CHANGE IN SHAREHOLDING OF THE PHILIPPINE SUBSIDIARIES - Effects of Changes in Company's Ownership Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Net income attributable to Melco Resorts & Entertainment Limited	$ 351,515	$ 347,002	$ 175,906
Transfers (to) from noncontrolling interests:
Decrease in additional paid-in capital resulting from purchases of common shares of MRP from the open market and the Tender Offer	(140,999)	0	(761)
Increase in Melco Resorts & Entertainment Limited additional paid-in capital resulting from the exercise of share options under the MRP Share Incentive Plan	0	96	0
Sub-total	(141,572)	29	(1,304)
Changes from net income attributable to Melco Resorts & Entertainment Limited's shareholders and transfers from noncontrolling interests	178,098	347,031	174,602
Restricted shares [Member]
Transfers (to) from noncontrolling interests:
Decrease in Melco Resorts & Entertainment Limited additional paid-in capital resulting from the vesting of restricted shares under the MRP Share Incentive Plan	(573)	(67)	(543)
Studio City [Member]
Transfers (to) from noncontrolling interests:
Decrease in Melco Resorts & Entertainment Limited additional paid-in capital	(31,845)	0	0
Sub-total	$ (31,845)	$ 0	$ 0